Consolidated Statements of Shareholder's Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Share Capital USD ($)	Share Capital CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY
Balance at Dec. 31, 2009		2,186,705		7,036		1,604,774		103,877		348,663		(72,542)		194,897
Balance (in shares) at Dec. 31, 2009				912,497,726
Increase (Decrease) in Stockholders' Equity
Net income (loss)		416,330								422,308				(5,978)
Foreign currency translation		(10,818)										(10,818)
Issuance of ordinary shares upon follow-on offering on July 14, 2010		743,767		623		743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010 (in shares)				92,000,000
Exercise of share options		10,075		34		10,041
Exercise of share options (in shares)	5,100,780			5,100,780
Repurchase of ordinary shares	(5,604)	(37,287)		(44)		(37,243)
Repurchase of ordinary shares (in shares)	(6,621,180)			(6,621,180)
Share-based compensation		22,211				22,211
Dividends		(80,985)				(80,985)
Provision for statutory reserves								32,806		(32,806)
Acquisition of subsidiaries		272,061												272,061
Acquisition of additional interests in a subsidiary		(2,410)				(93)								(2,317)
Disposal of subsidiaries		(2,586)						(2)						(2,584)
Balance at Dec. 31, 2010		3,517,063		7,649		2,261,849		136,681		738,165		(83,360)		456,079
Balance (in shares) at Dec. 31, 2010				1,002,977,326
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(616,537)								(299,374)				(317,163)
Foreign currency translation		(18,291)										(18,291)
Exercise of share options		5,305		17		5,288
Exercise of share options (in shares)		2,670,340		2,670,340
Repurchase of ordinary shares		(13,722)		(20)		(13,702)
Repurchase of ordinary shares (in shares)		(3,106,220)		(3,106,220)
Share-based compensation		57,003				57,003
Provision for statutory reserves								34,004		(34,004)
Capital injection by noncontrolling interest		6,937												6,937
Acquisition of additional interests in a subsidiary		(42,636)				(37,858)								(4,778)
Disposal of subsidiaries		(16,127)						(3,538)		3,538				(16,127)
Balance at Dec. 31, 2011		2,878,995		7,646		2,272,580		167,147		408,325		(101,651)		124,948
Balance (in shares) at Dec. 31, 2011		1,002,541,446		1,002,541,446
Increase (Decrease) in Stockholders' Equity
Net income (loss)	20,022	124,737								130,510				(5,773)
Foreign currency translation	(398)	(2,481)										(2,481)
Exercise of share options		348		1		347
Exercise of share options (in shares)	183,380			183,380
Repurchase of ordinary shares		(9,244)		(23)		(9,221)
Repurchase of ordinary shares (in shares)				(3,863,300)
Share-based compensation		66,878				66,878
Provision for statutory reserves								11,293		(11,293)
Capital injection by noncontrolling interest		12,655												12,655
Acquisition of additional interests in a subsidiary		(62,248)				(45,678)								(16,570)
Disposal of subsidiaries		(1,733)												(1,733)
Balance at Dec. 31, 2012	$ 482,803	3,007,907	$ 1,224	7,624	$ 366,753	2,284,906	$ 28,642	178,440	$ 84,676	527,542	$ (16,714)	(104,132)	$ 18,222	113,527
Balance (in shares) at Dec. 31, 2012	998,861,526		998,861,526